Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 09, 2021
Registrant Name	dei_EntityRegistrantName	THIRD AVENUE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001031661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 12, 2021
Prospectus Date	rr_ProspectusDate	Apr. 12, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Third Avenue International Real Estate Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REIFX
Third Avenue International Real Estate Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REIYX
Third Avenue International Real Estate Value Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REIZX